Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
SIMON PROPERTY GROUP AND ADOPTING ENTITIES MATCHING SAVINGS PLAN
Fair Value Measurements
Schedule of fair value hierarchy of plan's assets

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Common Stock	$35,292,847	$—	$—	$35,292,847
Common/collective trust funds	633,646,907	—	—	633,646,907
Total assets at fair value	$668,939,754	$—	$—	$668,939,754

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Common Stock	$33,957,609	$—	$—	$33,957,609
Common/collective trust funds	558,765,242	—	—	558,765,242
Total assets at fair value	$592,722,851	$—	$—	$592,722,851